Note 10 - Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Equity Method Investments [Table Text Block]
Entity	Vessel	Participation % June 30, 2022	Date Established /Acquired
Steadman Maritime Co.	-	49%	July 1, 2013
Marchant Maritime Co. (*)	-	-	-
Horton Maritime Co. (*)	-	-	-
Smales Maritime Co.	-	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Platt Maritime Co.	Polar Argentina	49%	May 18, 2015
Sykes Maritime Co.	Polar Brasil	49%	May 18, 2015

Equity Method Investments Summarized Financial Information [Table Text Block]
	December 31, 2021	June 30, 2022
Current assets	$12,468	$10,148
Non-current assets	92,770	93,424
Total assets	$105,238	$103,572

Current liabilities	$6,576	$8,316
Non-current liabilities	58,110	55,421
Total liabilities	$64,686	$63,737
	Six-month period ended June 30,
	2021	2022
Voyage revenue	$29,457	$10,741
Net income	$11,480	$1,585